UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F


FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check one.): [ X ] is a restatement.
   (original format rejected on 8/13/99)
               [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cadinha & Co., Inc.
Address:	900 Fort Street Mall, Suite 1240
		Honolulu, Hawaii  96813

13F File Number:	28-4292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
Signature, Place, and Date of Signing:
	Patricia Y. Phares,	Honolulu, HI	September 10, 1999

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[     ]	13F NOTICE.

[     ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.




FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:		5,209,942

Form 13F Information Table Value Total:		$250,721 (x $1,000)


									(SEC USE ONLY)
Page 1 of 1			Name of Reporting Manager  Patricia Y. Phares
Name of Issr.	Title of Cl.	CUSIP	Fair Mkt Val.	Shrs. of Prin. Amt.	(a) Sole
(b) Shr.-As Def. in Instr. V	(C) Shr.-Oth.	Mgrs. See Instr. V	(a) Sole	(b)
 Shr.	(C) None
Abbott Labs	COM	002824100	13496	297442	X			N/A	X
American Int'l. Gp.	COM	026874107	14833	126505	X			N/A	X
Automatic Data Process.	COM	053015103	12330	280234	X			N/A	X
Boeing Co.	COM	097023105	11074	251690	X			N/A	X
Computer Assoc. Int'l.	COM	204912109	11615	212154	X			N/A	X
Exxon Corp.	COM	302290101	19558	253594	X			N/A	X
General Elec. Co.	COM	369604103	21708	192110	X			N/A	X
Home Depot Inc.	COM	437076102	14453	224295	X			N/A	X
IBM Corp.	COM	459200101	23689	183282	X			N/A	X
Intel Corp.	COM	458140100	11169	187708	X			N/A	X
Johnson & Johnson	COM	478160104	21760	222036	X			N/A	X
Lucent Tech.	COM	549463107	19359	287062	X			N/A	X
Pepsico, Inc.	COM	713448108	11949	308851	X			N/A	X
Symbol Tech.	COM	871508107	9487	257288	X			N/A	X
Walgreen Co.	COM	931422109	7742	263551	X			N/A	X
Webs-German Ind. Ser.	COM	92923H608	13402	614410	X			N/A	X
Webs-Japan Ind. Ser.	COM	92923H889	13097	1047730	X			N/A	X
COLUMN TOTALS			250721	5209942